Capital Lease Obligations (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Lease Obligations [Abstract]
2017 (remaining three months)	$ 4,653
2017		$ 15,316
2018	18,611	15,316
2019	18,611	15,316
2020	18,611	15,316
2021	13,506	10,211
2022	549
Total	74,541	71,475
Less: Amounts representing interest	10,661	12,825
Principal portion	63,880	58,650
Less: Current portion	14,029	10,664
Capital lease obligations, net of current portion	$ 49,851	$ 47,986